INCOME TAX - Net deferred tax assets (liabilities) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets (liabilities)
Startup organizational expenses	$ 562,030	$ 226,165
Unrealized gain on marketable securities	(294,084)	(2,348)
Total deferred tax assets	267,946	223,817
Valuation allowance	(562,030)	$ (223,817)
Deferred tax assets (liabilities), net of valuation allowance	$ (294,084)